PFA ALPHA INTELLIGENT ETFs

Alpha Intelligent - Large Cap Value ETF
Alpha Intelligent - Large Cap Growth ETF
Alpha Intelligent - Mid Cap Value ETF
Alpha Intelligent - Mid Cap Growth ETF
Alpha Intelligent - Small Cap Value ETF
Alpha Intelligent - Small Cap Growth ETF

each, a series of Listed Funds Trust (the “Funds”)

Supplement dated May 2, 2022 to the
Statement of Additional Information (“SAI”) dated November 29, 2021

Effective May 2, 2022, the standard fixed creation transaction fee and the standard fixed redemption transaction fee for the Funds, regardless of the number of Creation Units created or redeemed in the transaction, is $300.

Please retain this Supplement with your
Statement of Additional Information for future reference.